Treasury Stock	12 Months Ended
Dec. 31, 2015
Treasury Stock
Treasury Stock

21. Treasury Stock

        On November 17, 2015, the Company's board of directors approved a share repurchase program whereby the Company may purchase its own ADSs with an aggregate value of up to US$300 million over the following 24-month period, ending on November 16, 2017. As of December 31, 2015, the Company has repurchased 1,614,135 shares from the market in the consideration of approximately RMB 844,711 in aggregate. As of December 31, 2015, part of the considerations for the repurchase of shares in the amount RMB 194,514 has not yet been settled and was paid in January 2016.